CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues, net	$ 2,141,174	$ 2,050,909	$ 4,130,341	$ 4,021,140
Cost of sales	(1,944,601)	(1,885,400)	(3,754,729)	(3,703,836)
Gross profit	196,573	165,509	375,612	317,304
Selling, marketing, general and administrative expenses	(115,667)	(110,365)	(236,546)	(219,909)
Gain on disposal of businesses	0	0	0	242
Gain on asset sales	10,723	7,926	14,696	8,421
Operating income	91,629	63,070	153,762	106,058
Other income, net	1,129	8,102	2,904	10,566
Interest income	2,640	1,410	4,949	2,994
Interest expense	(19,748)	(10,833)	(41,460)	(22,449)
Income from continuing operations before income taxes and equity earnings	75,650	61,749	120,155	97,169
Income tax expense	(16,593)	(5,300)	(27,587)	(12,658)
Equity method earnings	4,688	3,151	6,166	3,728
Income from continuing operations	63,745	59,600	98,734	88,239
Loss from discontinued operations, net of income taxes	(11,438)	(11,195)	(25,944)	(36,425)
Net income	52,307	48,405	72,790	51,814
Less: Net income attributable to noncontrolling interests	(10,032)	(7,133)	(16,356)	(11,936)
Net income attributable to Dole plc	$ 42,275	$ 41,272	$ 56,434	$ 39,878
Income (loss) per share - basic:
Continuing operations (in USD per share)	$ 0.57	$ 0.55	$ 0.86	$ 0.80
Discontinued operations (in USD per share)	(0.12)	(0.12)	(0.27)	(0.38)
Net income per share attributable to Dole plc - basic (in USD per share)	0.45	0.43	0.59	0.42
Income (loss) per share - diluted:
Continuing operations (in USD per share)	0.56	0.55	0.86	0.80
Discontinued operations (in USD per share)	(0.12)	(0.12)	(0.27)	(0.38)
Net income per share attributable to Dole plc - diluted (in USD per share)	$ 0.44	$ 0.43	$ 0.59	$ 0.42
Weighted-average shares:
Basic (in shares)	94,909	94,878	94,904	94,878
Diluted (in shares)	95,112	94,913	95,068	94,911